Share-Based Payment (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 21, 2021	Jul. 21, 2021	Oct. 30, 2015 $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jul. 23, 2021	Jan. 01, 2019
Share-Based Payment (Details) [Line Items]
Total issued and outstanding percentage					17.00%
Granted options (in Shares) | shares					209,906
Granted options non-vested shares (in Shares) | shares					143,652
Converted options (in Shares) | shares					33,647,927
Converted options non-vested shares (in Shares) | shares					23,027,399
Common exchange ratio					160.3
Plan expire no grant year	10 years	10 years
Reserves percentage	5.00%	5.00%
Shares of common stock (in Shares) | shares				76,660,009	76,613,244
Recorded share-based compensation expense					$ 24,222
Unrecognized equity-based compensation costs related to the stock options				$ 128,612,000	$ 142,598,000
Weighted-average period				2 years 3 months 18 days	2 years 7 months 6 days
Aggregate intrinsic value of the stock options				$ 17,217,000
Share based compensation expense					18,925,000
Non-vested share units				111,728,000	111,410,000
Unrecognized equity-based compensation costs				4,904,000	$ 5,462,000
Fair market value percentage			70.00%
Common stock, however shares (in Shares) | shares					8,545,490
Common exchange ratio					160.3		160.3	160.3
Diluted shares of common stock outstanding	5.00%	5.00%
Share Options [Member]
Share-Based Payment (Details) [Line Items]
Recorded share-based compensation expense				13,630,000
Series B2 Preferred [Member]
Share-Based Payment (Details) [Line Items]
Shares issued (in Shares) | shares			79,107			53,319
Stock options value per share (in Dollars per share) | $ / shares			$ 366,000
Deposit liability						$ 21,792,000
Non-vested share units awards based on the fair value					$ 39,227,000
Restricted Stock Units (RSUs) [Member]
Share-Based Payment (Details) [Line Items]
Recorded share-based compensation expense				$ 344,000	$ 434,000
Granted shares (in Shares) | shares				437,377	398,811
Phantom Share Units (PSUs) [Member]
Share-Based Payment (Details) [Line Items]
Recorded share-based compensation expense					$ 323,000
Granted shares (in Shares) | shares					328,789
Capped Non-vested Shares Units [Member]
Share-Based Payment (Details) [Line Items]
Non-vested share units awards based on the fair value				$ 13,959,000
Performance Based Restricted Stock Unit (PSU) [Member]
Share-Based Payment (Details) [Line Items]
Recorded share-based compensation expense				$ 359,000
Granted shares (in Shares) | shares				328,789